Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule Of Principal Balance Outstanding
These guarantees can be called
upon following a payment default. The outstanding principal balances on each loan facility as at December 31, 2018 and 2017 were as follows:

	As at
	Dec 31, 2018	Dec 31, 2017
NIBC Bank Facility	7,465,000	8,885,000
CACIB Bank Facility	31,300,000	34,100,000
ABN/DVB/NIBC Joint Bank Facility	92,131,594	162,115,591
Nordea/SEB Joint Bank Facility	86,371,847	132,272,938
ABN AMRO Facility	—	64,201,180
ABN AMRO Revolving Facility	14,994,279	11,092,158
Total debt	232,262,720	412,666,867
Deferred finance fees	(3,908,472)	(8,243,297)
Net total debt	228,354,248	404,423,570
Current portion of long-term debt	24,217,892	39,282,538
Current portion of deferred finance fees	(1,383,349)	(2,210,990)
Total current portion of long-term debt	22,834,543	37,071,548
Non-current portion of long-term debt	205,519,705	367,352,022

Schedule of minimum Repayments under Loan Facilities	Future minimum scheduled repayments under Ardmore’s loan facilities for each year are as follows:
As at Dec 31, 2018
2019	24,217,892
2020	39,212,171
2021	26,521,166
2022	142,311,491
232,262,720